2. LOANS: Loans Receivable, Nonaccrual status policy (Policies)	12 Months Ended
Dec. 31, 2021
Policies
Loans Receivable, Nonaccrual status policy	Management ceases accruing finance charges on loans that meet the Company’s non-accrual policy based on graded delinquency rules, generally when two payments remain unpaid on precomputed loans or when an interest-bearing loan is 60 days or more past due. Finance charges are then only recognized to the extent there is a loan payment received or when the account qualifies for return to accrual status.